Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Breakdown of revenues between fixed and variable revenues

The breakdown of revenues between fixed and variable revenues, in thousands, for the three and six months ended June 30, 2019 and 2018 is as follows:

	Successor		Successor		Predecessor		Predecessor
	Three Months Ended		Six Months Ended		Three Months Ended		Six Months Ended
	June 30, 2019		June 30, 2019		June 30, 2018		June 30, 2018
	(in thousands)				(in thousands)
	Variable	Fixed	Variable	Fixed	Variable	Fixed	Variable	Fixed
Revenues
Transaction fees	$79,577	$24,375	$158,492	$48,100	$69,557	$21,473	$139,194	$41,975
Subscription Fees including Refinitiv market data fees	435	47,516	890	95,122	425	49,303	900	97,391
Commissions	26,635	9,778	50,945	19,665	17,346	10,207	35,126	20,310
Other	302	1,867	605	3,458	14	2,690	26	5,596
Gross revenue	$106,949	$83,536	$210,932	$166,345	$87,342	$83,673	$175,246	$165,272

Tradeweb Markets LLC
Entity Information [Line Items]
Breakdown of revenues between fixed and variable revenues

The breakdown of revenues between fixed and variable revenues, in thousands, for October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the year ended December 31, 2017 and 2016 is as follows:

	Successor		Predecessor
	October 1, 2018 to		January 1, 2018 to		For the Year Ended		For the Year Ended
	December 31, 2018		September 30, 2018		December 31, 2017		December 31, 2016
	(in thousands)		(in thousands)		(in thousands)		(in thousands)
Revenues	Variable	Fixed	Variable	Fixed	Variable	Fixed	Variable	Fixed
Transaction fees	$73,800	$23,330	$208,049	$65,702	$210,198	$56,822	$176,060	$54,111
Subscription fees including Refinitiv market data fees	425	46,094	1,305	142,676	1,575	192,959	1,496	190,487
Commissions	22,608	10,232	49,367	30,463	57,118	39,627	54,194	37,469
Other	—	2,148	40	8,169	36	4,633	30	4,557
Gross revenues	$96,833	$81,804	$258,761	$247,010	$268,927	$294,041	$231,780	$286,624